Exhibit 99.6

Client Name:
Client Project Name:	PRKCM 2026-AFC1
Start - End Dates:	1/24/2024 - 1/10/2026
Deal Loan Count:	419

Conditions Report 2.0

Loans in Report:	419
Loans with Conditions:	103

9 - Total Active Conditions
9 - Non-Material Conditions
9 - Credit Review Scope
1 - Category: Application
3 - Category: Assets
2 - Category: Credit/Mtg History\
1 - Category: DTI
1 - Category: LTV/CLTV
1 - Category: Terms/Guidelines
110 - Total Satisfied Conditions

99 - Credit Review Scope
21 - Category: Application
6 - Category: Assets
2 - Category: Credit/Mtg History
14 - Category: Insurance
11 - Category: Legal Documents
43 - Category: Terms/Guidelines
2 - Category: Title
5 - Property Valuations Review Scope
2 - Category: Appraisal
3 - Category: Property
6 - Compliance Review Scope
3 - Category: Documentation
1 - Category: RESPA
1 - Category: Right of Rescission
1 - Category: TILA/RESPA Integrated Disclosure
3 - Total Waived Conditions

3 - Credit Review Scope
1 - Category: Assets
1 - Category: Credit/Mtg History
1 - Category: LTV/CLTV

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